Other operating income/(expenses), net (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of other operating income, net

	2022	2021	2020

Other operating income	353,834	413,665	377,480
Revenue from incentives from Tesouro Direto, B3 and others (a)	284,661	366,163	352,879
Interest received on tax	15,436	7,604	5,521
Recovery of charges and expenses	5,945	4,473	1,798
Reversal of operating provisions	11,704	7,422	1,366
Other	36,088	28,003	15,916

Other operating expenses	(96,890)	(89,311)	(206,427)
Legal, administrative proceedings and agreement with customers	(8,563)	(3,667)	(45,277)
Losses on write-off and disposal of assets	(6,794)	(4,377)	(52,102)
Tax incentive expenses	(5,780)	(10,788)	(8,136)
Fines and penalties	(4,574)	(1,378)	(16,995)
Associations and regulatory fees	(15,118)	(11,714)	(13,524)
Charity	(34,005)	(30,171)	(41,654)
Other	(22,056)	(27,216)	(28,739)
Total	256,944	324,354	171,053

(a)Includes incentives received from third parties, mainly due to the joint development of retail products, and also the association of such entities with the XP ecosystem.